EMPLOYEE BENEFIT LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Total charges for defined contribution pension plans	$ 1,304	$ 1,222	$ 1,182
Amount of long service leave obligation	$ 788	$ 825